Debt - Schedule of Future Principal Repayments on Long-Term Debt (Detail) $ in Millions	Dec. 31, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 455
2023	692
2024	771
2025	651
2026	3
Thereafter	1,437
Total long-term debt	$ 4,009